Fair Value of Warrant Liabilities (Details) - Schedule of the fair value hierarchy for those assets and liabilities measured - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Asset:
Marketable securities held in Trust Account	$ 23,632,158	$ 58,078,580
Total Asset	23,632,158	58,078,580
Liability:
Warrant Liability	16,375	52,151
Total Liability	16,375	52,151
Fair Value, Inputs, Level 1 [Member]
Asset:
Marketable securities held in Trust Account	23,632,158	58,078,580
Total Asset	23,632,158	58,078,580
Liability:
Warrant Liability
Total Liability
Fair Value, Inputs, Level 2 [Member]
Asset:
Marketable securities held in Trust Account
Total Asset
Liability:
Warrant Liability
Total Liability
Fair Value, Inputs, Level 3 [Member]
Asset:
Marketable securities held in Trust Account
Total Asset
Liability:
Warrant Liability	16,375	52,151
Total Liability	$ 16,375	$ 52,151